Subsequent Events	12 Months Ended
Apr. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

The subsequent events were evaluated through the date the financial statements were issued. Unless disclosed elsewhere in the notes to the financial statements, the following is the significant matter that occurred subsequent to April 30, 2024.

See Note 9, Borrowings, for further detail on the execution of the New Debt agreement on May 31, 2024.

On July 31, 2024, at the general meeting of stockholders and the Board of Directors, the stockholders approved the issuance and allocation of the 9th series of stock acquisition rights in connection with the Representative’s Warrants (see Note 3). Approvals required under Japanese law were obtained as of this date for legal issuance of Representative’s Warrants. The exercise term of the 9th series of stock acquisition rights is five years commencing from September 1, 2024. Each right can be exercised for one share of common stock at an exercise price of $11.25 for the total number of 50,000 common shares, as originally agreed under the underwriting agreement dated July 31, 2023.